MASSMUTUAL SELECT FUNDS

Supplement dated November 21, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for the BlackRock Global Allocation Fund found on page 22 in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees (Fund and Select Cayman Fund)	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.17%	.27%	.42%	.42%
Other Expenses of the Select Cayman Fund	.01%	.01%	.01%	.01%
Remainder of Other Expenses	.15%	.25%	.40%	.40%
Acquired Fund Fees and Expenses	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses(2)	.97%	1.07%	1.22%	1.47%
Expense Reimbursement	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.88%	.98%	1.13%	1.38%
(1)	Other expenses have been restated to reflect an increase in Other Expenses of the Select Cayman Fund.
(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, short sale dividend and loan expense, Acquired Fund fees and expenses, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .86%, .96%, 1.11% and 1.36% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$90	$302	$532	$1,192
Class Y	$100	$334	$586	$1,308
Class L	$115	$380	$666	$1,480
Class A	$707	$1,007	$1,328	$2,234

The following information replaces similar information for the BlackRock Global Allocation Fund found on page 23 in the section titled Principal Investment Strategies:

The Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as stock, bonds or convertible bonds issued by real estate investment trusts (“REITs”) or companies that mine precious metals. The Fund may sell securities short for hedging or investment purposes. The Fund will not make a short sale, other than a short sale “against the box,” if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of its total assets. The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets, including precious metals, agriculture, energy, livestock or industrial metals, through investment in commodity-linked derivative instruments including futures contracts, options, interest rate swaps, total return swaps and credit default swaps, and investment vehicles that invest directly in commodities, including exchange-traded funds. The Fund may also attempt to earn qualifying income under applicable tax rules from commodities and commodities-related investments by investing up to 25% of its total assets in the MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Select Cayman Fund”), which was formed in the Cayman Islands and is a wholly owned subsidiary of the Fund, the purpose of which is to invest primarily in commodity-related instruments.

The following information replaces similar information found on page 25 in the section titled Principal Risks:

Select Cayman Fund Risk The Fund’s investments in the Select Cayman Fund expose the Fund to the risks associated with that entity’s investments, which are generally the risks of commodities-related investments. The Select Cayman Fund is not subject to the investor protections of the Investment Company Act of 1940, as amended (the “1940 Act”). Changes in U.S. or Cayman laws could result in the inability of the Fund to operate as intended, which could adversely affect the investment returns of the Fund.

The following information replaces similar information found on page 184 in the section titled Additional Information Regarding Principal Risks:

Select Cayman Fund Risk

To the extent it invests in the Select Cayman Fund, the BlackRock Global Allocation Fund is indirectly exposed to the risks associated with the Select Cayman Fund’s investments. The commodity-related instruments held by the Select Cayman Fund generally are subject to the risks of commodities-related investments described above. The Select Cayman Fund is not registered under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. However, the BlackRock Global Allocation Fund wholly owns and controls the Select Cayman Fund, and the BlackRock Global Allocation Fund is subadvised and the Select Cayman Fund is advised, by BlackRock. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the BlackRock Global Allocation Fund and/or the

Select Cayman Fund to operate as described in this Prospectus and the SAI and could adversely affect the BlackRock Global Allocation Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Select Cayman Fund. If Cayman Islands law changes such that the Select Cayman Fund must pay Cayman Islands taxes, BlackRock Global Allocation Fund shareholders would likely experience decreased investment returns.

The following information is added above the last paragraph on page 211 in the section titled Taxation and Distributions:

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, derive at least 90% of its gross income from certain specified sources (such income, “qualifying income”). Direct investment in commodities and certain commodity-related instruments generally do not, under published Internal Revenue Service (“IRS”) guidance, produce qualifying income. The BlackRock Global Allocation Fund intends to gain exposure to the commodities markets indirectly through its investments in the Select Cayman Fund, which, in turn, invests in such commodity-related instruments. The IRS has issued a private letter ruling to the BlackRock Global Allocation Fund confirming that income derived from the BlackRock Global Allocation Fund’s investment in the Select Cayman Fund will constitute qualifying income to the BlackRock Global Allocation Fund.

It is expected that the Select Cayman Fund generally will not be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation for U.S. federal tax purposes, and the Fund will be required to include in its income annually amounts earned by the Select Cayman Fund during that year, regardless of whether such income is distributed by the Select Cayman Fund to the Fund. Gains from the sales of investments by the Select Cayman Fund will not be eligible for capital gain treatment, but instead will be treated as ordinary income when included in income by the Fund. Furthermore, the BlackRock Global Allocation Fund will be required to distribute the Select Cayman Fund’s income annually to its shareholders in order to avoid any tax liability at the Fund level and continue to be treated as a regulated investment company, whether or not the Select Cayman Fund makes a distribution to the Fund during the taxable year. As a result, the BlackRock Global Allocation Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to meet these distributions requirements.

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B3001M-11-08

MASSMUTUAL SELECT FUNDS

MassMutual Select BlackRock Global Allocation Fund

Supplement dated November 21, 2011 to the

Summary Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees (Fund and Select Cayman Fund)	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.17%	.27%	.42%	.42%
Other Expenses of the Select Cayman Fund	.01%	.01%	.01%	.01%
Remainder of Other Expenses	.15%	.25%	.40%	.40%
Acquired Fund Fees and Expenses	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses(2)	.97%	1.07%	1.22%	1.47%
Expense Reimbursement	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.88%	.98%	1.13%	1.38%
(1)	Other expenses have been restated to reflect an increase in Other Expenses of the Select Cayman Fund.
(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, short sale dividend and loan expense, Acquired Fund fees and expenses, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .86%, .96%, 1.11% and 1.36% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$90	$302	$532	$1,192
Class Y	$100	$334	$586	$1,308
Class L	$115	$380	$666	$1,480
Class A	$707	$1,007	$1,328	$2,234

The following information replaces similar information in the section titled Principal Investment Strategies:

The Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as stock, bonds or convertible bonds issued by real estate investment trusts (“REITs”) or companies that mine precious metals. The Fund may sell securities short for hedging or investment purposes. The Fund will not make a short sale, other than a short sale “against the box,” if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of its total assets. The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets, including precious metals, agriculture, energy, livestock or industrial metals, through investment in commodity-linked derivative instruments including futures contracts, options, interest rate swaps, total return swaps and credit default swaps, and investment vehicles that invest directly in commodities, including exchange-traded funds. The Fund may also attempt to earn qualifying income under applicable tax rules from commodities and commodities-related investments by investing up to 25% of its total assets in the MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Select Cayman Fund”), which was formed in the Cayman Islands and is a wholly owned subsidiary of the Fund, the purpose of which is to invest primarily in commodity-related instruments.

The following information replaces similar information in the section titled Principal Risks:

Select Cayman Fund Risk The Fund’s investments in the Select Cayman Fund expose the Fund to the risks associated with that entity’s investments, which are generally the risks of commodities-related investments. The Select Cayman Fund is not subject to the investor protections of the Investment Company Act of 1940, as amended (the “1940 Act”). Changes in U.S. or Cayman laws could result in the inability of the Fund to operate as intended, which could adversely affect the investment returns of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01

MASSMUTUAL SELECT FUNDS

Supplement dated November 21, 2011 to the

Statement of Additional Information dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces similar information found on page B-5 under the heading Additional Investment Policies:

Investments in the Select Cayman Fund

The BlackRock Global Allocation Fund may attempt to earn qualifying income under applicable tax rules from commodities and commodities-related investments by investing up to 25% of its total assets in the MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Select Cayman Fund”); the Select Cayman Fund is a wholly owned subsidiary of the BlackRock Global Allocation Fund that seeks to invest primarily in commodity-related instruments. BlackRock, the BlackRock Global Allocation Fund’s subadviser, is the adviser for the Select Cayman Fund. The Select Cayman Fund (unlike the BlackRock Global Allocation Fund) may invest without limitation in commodity-related instruments. The Select Cayman Fund is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The BlackRock Global Allocation Fund is the sole shareholder of the Select Cayman Fund, and shares of the Select Cayman Fund are not sold or offered to other investors.

The Select Cayman Fund is expected to invest primarily in commodity-related instruments. BlackRock serves as investment adviser to the Select Cayman Fund. State Street Bank and Trust Company provides administrative services to the Select Cayman Fund. The Select Cayman Fund has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same or with affiliates of the same service providers that provide those services to the BlackRock Global Allocation Fund.

The financial statements of the Select Cayman Fund will be consolidated with the Trust’s Annual and Semiannual Reports provided to shareholders. The Trust’s Annual and Semiannual Reports are distributed to shareholders.

The Select Cayman Fund is not registered under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. However, the BlackRock Global Allocation Fund wholly owns and controls the Select Cayman Fund, and the BlackRock Global Allocation Fund and the Select Cayman Fund are subadvised and advised, respectively, by BlackRock. The Trust’s Board of Trustees has oversight responsibility for the investment activities of the BlackRock Global Allocation Fund, including its investment in the Select Cayman Fund, and the BlackRock Global Allocation Fund’s role as sole shareholder of the Select Cayman Fund.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the BlackRock Global Allocation Fund and/or the Select Cayman Fund to operate as described in the BlackRock Global Allocation Fund’s Prospectus and this SAI and could adversely affect the BlackRock Global Allocation Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Select Cayman Fund. If Cayman Islands law changes such that the Select Cayman Fund must pay Cayman Islands taxes, BlackRock Global Allocation Fund shareholders would likely experience decreased investment returns. However, the Select Cayman Fund has applied for and received an undertaking from the Governor-in-Cabinet of the Cayman Islands that provides that, in accordance with section 6 of the Tax Concessions Law (1999 Revision) of the Cayman Islands, for a period of 20 years from the date of the undertaking, no law which is enacted in the Cayman Islands imposing any tax to be levied on profits, income, gains, or appreciations shall apply to the Select Cayman Fund or its operations and, in addition, that no tax to be levied on profits, income, gains, or appreciations or which is in the nature of estate duty or inheritance tax shall be payable (i) on or in respect of the shares, debentures, or other obligations of the

Select Cayman Fund, or (ii) by way of the withholding in whole or in part of a payment of dividend or other distribution of income or capital by the Select Cayman Fund to its members or a payment of principal or interest or other sums due under a debenture or other obligation of the Select Cayman Fund.

The Select Cayman Fund has appointed CT Corporation System, located at 111 Eighth Avenue, New York, New York 10011, as agent in the United States for service of process in any suit, action or proceeding before the Securities and Exchange Commission (“SEC”) or any appropriate court.

See “Taxation” below for a discussion of special U.S. federal income tax considerations related to the Fund’s investment in the Select Cayman Fund.

Commodity-Related Instruments. The Select Cayman Fund may invest in instruments that provide exposure to, and are subject to the risks of, investments in commodities. These may include futures contracts, options, swaps, asset-based securities and other instruments, the return on which is dependent upon the return of one or more commodities or commodity indices. Commodities may include, among other things, oil, gas, coal, alternative energy, electricity, steel, timber, agricultural products, precious metals (e.g., gold, silver, platinum and palladium), livestock, industrial metals and other resources. In addition, the Select Cayman Fund (or the Fund) may invest in companies principally engaged in commodities industries and companies with significant exposure to commodities markets or investments in commodities and through these investments may be exposed to the risks of investing in commodities.

Specific commodities, and commodities in general, have at times been subject to high degrees of price volatility over short periods of time and, commodity values may be affected by, among other things, unpredictable monetary and political policies, such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries; energy conservation; changes in the costs of discovering, developing, refining, transporting and storing commodities; the success of commodity exploration projects; tax and other government regulations; temporary or long term price dislocations and inefficiencies in commodity markets generally or in the market for a particular commodity; and natural phenomena such as drought, floods and other adverse weather conditions and livestock disease. In addition, commodity prices may experience high degrees of volatility in response to actual or anticipated changes in economic and market conditions generally. Commodity prices may be more or less volatile than securities of companies engaged in commodity-related businesses. Investments in commodity-related companies are subject to the risk that the performance of such companies may not correlate with the broader equity market or with returns on commodity investments to the extent expected by Baring. Such companies may be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The following information replaces similar information found on page B-48 under the heading Non- Fundamental Investment Restrictions of The Funds:

None of the foregoing will limit the investment by the BlackRock Global Allocation Fund in any subsidiary of the BlackRock Global Allocation Fund. The Blackrock Global Allocation Fund currently expects that it will consider the investments of the Select Cayman Fund to be investments of the Blackrock Global Allocation Fund directly for purposes of meeting any applicable limitations on the Blackrock Global Allocation Fund’s investments in any single industry and for purposes of determining its compliance with the diversification requirements under the 1940 Act; in addition, to the extent the Select Cayman Fund borrows money, the Blackrock Global Allocation Fund will consider such borrowings to be borrowings by the Blackrock Global Allocation Fund directly for purposes of meeting any express limitation on the ability of the Blackrock Global Allocation Fund to borrow money.

The following information replaces similar information found on page B-101 under the heading Investment Adviser and Subadvisers:

Organization and Management of the Select Cayman Fund

The BlackRock Global Allocation Fund may gain exposure to certain commodities-related investments by investing up to 25% of its total assets in the Select Cayman Fund. The Select Cayman Fund expects to invest primarily in commodity-related instruments.

The Select Cayman Fund is a company organized under the laws of the Cayman Islands, whose registered office is located in the Cayman Islands. The Select Cayman Fund’s affairs are overseen by its own board of directors. BlackRock serves as investment adviser to the Select Cayman Fund. State Street Bank and Trust Company provides administrative services to the Select Cayman Fund. The Select Cayman Fund has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same or with affiliates of the same service providers that provide those services to the BlackRock Global Allocation Fund.

The following information replaces similar information found on page B-109 under the heading Portfolio Transactions and Brokerage:

The Select Cayman Fund follows the same brokerage practices as does the BlackRock Global Allocation Fund.

The following information replaces similar information found on page B-117 under the heading Valuation of Portfolio Securities:

The Select Cayman Fund is subject to the same valuation policies as the BlackRock Global Allocation Fund. The BlackRock Global Allocation Fund’s investment in the Select Cayman Fund is valued based on the value of the Select Cayman Fund’s portfolio investments.

The following information is added to page B-125 under the heading Taxation following the section titled Unrelated Business Taxable Income:

Commodity-Linked Investments and the Select Cayman Fund

Direct investment in commodities and certain commodity-related instruments generally do not, under published IRS guidance, produce qualifying income to the Fund for purposes of the 90% gross income test described above. The BlackRock Global Allocation Fund intends to gain exposure to the commodities markets indirectly through its investments in the Select Cayman Fund, which, in turn, will invest in such commodity-related instruments. The IRS has issued a private letter ruling to the BlackRock Global Allocation Fund confirming that income derived from the BlackRock Global Allocation Fund’s investment in the Select Cayman Fund will constitute qualifying income to the BlackRock Global Allocation Fund.

As described above, another requirement for qualifying for the special tax treatment accorded regulated investment companies and their shareholders is that a fund must satisfy several diversification requirements, including the requirement that not more than 25% of the value of its total assets may be invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses. Therefore, the BlackRock Global Allocation Fund may not invest more than 25% of the value of its assets in the Select Cayman Fund.

It is expected that the Select Cayman Fund generally will not be subject to U.S. federal income tax. However, the Select Cayman Fund is a controlled foreign corporation under the Internal Revenue Code of 1986, as amended (the “Code”). As a “U.S. Shareholder” of the Select Cayman Fund (a U.S. person who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock), the BlackRock Global

Allocation Fund is required to include in gross income for U.S. federal income tax purposes for each taxable year of the BlackRock Global Allocation Fund its pro rata share of the Select Cayman Fund’s “subpart F income” for the Select Cayman Fund’s taxable year ending within the BlackRock Global Allocation Fund’s taxable year, whether or not such income is actually distributed by the Select Cayman Fund to the BlackRock Global Allocation Fund. Subpart F income generally includes interest, OID (defined above), dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the Select Cayman Fund’s underlying income. Net losses incurred by the Select Cayman Fund during a tax year do not flow through to the BlackRock Global Allocation Fund and thus will not be available to offset income or capital gain generated from the Fund’s other investments. In addition, net losses incurred by the Select Cayman Fund during a tax year generally cannot be carried forward by the Select Cayman Fund to offset gains realized by it in subsequent taxable years. To the extent the BlackRock Global Allocation Fund invests in the Select Cayman Fund and recognizes subpart F income in excess of actual cash distributions from the Select Cayman Fund, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the BlackRock Global Allocation Fund level.

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SAI B3001M-11-04